UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09583
                                                     ---------

                           UBS Eucalyptus Fund L.L.C.
            -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
            -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
            -----------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-9036
                                                            ------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                   Date of reporting period: December 31, 2003
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                          UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS




                                   YEAR ENDED
                               DECEMBER 31, 2003

                           UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS



                                   YEAR ENDED
                                DECEMBER 31, 2003



                                    CONTENTS

Report of Independent Auditors ..........................................      1

Statement of Assets, Liabilities and Members' Capital ...................      2

Statement of Operations .................................................      3

Statements of Changes in Members' Capital ...............................      4

Statement of Cash Flows .................................................      5

Notes to Financial Statements ...........................................      6

Schedule of Portfolio Investments .......................................     13

Schedule of Investments by Country ......................................     17

[GRAPHIC OMITTED] ERNST & YOUNG

[GRAPHIC OMITTED] ERNST & YOUNG LLP
                  5 Times Square
                  New York, New York 10036-6530

[GRAPHIC OMITTED] Phone: (212) 773-3000
                  www.ey.com


                         Report of Independent Auditors

To the Members and Board of Directors of UBS Eucalyptus Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Eucalyptus Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments and the schedule of investments by country, as of December 31, 2003, and the related statements of operations and cash flows for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS Eucalyptus Fund, L.L.C. at December 31, 2003, the results of its operations and its cash flows for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.




                                                           /s/ ERNST & YOUNG LLP

New York, New York
February 16, 2004


                   A Member Practice of Ernst & Young Global

                                                     UBS EUCALYPTUS FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------


ASSETS

Investments in securities, at value (cost $201,753,493)             $263,641,798
Cash and cash equivalents                                             16,584,428
Receivables:
  Due from brokers                                                    42,249,662
  Investments sold, not settled                                       19,285,340
  Dividends                                                               69,498
  Interest                                                                 3,814
Other assets                                                                 793
--------------------------------------------------------------------------------


TOTAL ASSETS                                                         341,835,333
--------------------------------------------------------------------------------


LIABILITIES

Securities sold, not yet purchased, at value (proceeds of
  sales $43,594,373)                                                  54,502,168
Payables:
  Margin loan                                                         37,000,000
  Investments purchased, not settled                                   1,970,266
  Withdrawals payable                                                    709,221
  Management fee                                                         243,203
  Professional fees                                                      102,105
  Interest                                                                81,426
  Administration fee                                                      43,479
  Other                                                                   64,351
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     94,716,219
--------------------------------------------------------------------------------

NET ASSETS                                                          $247,119,114
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                           $196,158,286
Accumulated net unrealized appreciation on investments
  and other assets and liabilities denominated in foreign
  currencies                                                          50,960,828
-------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                    $247,119,114
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less foreign withholding taxes of $119,811)              $ 1,053,302
Interest                                                                 78,878
Other income                                                                748
-------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                               1,132,928
-------------------------------------------------------------------------------

EXPENSES

Management fee                                                        2,462,987
Interest                                                                621,372
Stock Borrow fees                                                       496,406
Professional fees                                                       188,337
Administration fee                                                      184,199
Dividends                                                                10,983
Miscellaneous                                                           113,212
-------------------------------------------------------------------------------

TOTAL EXPENSES                                                        4,077,496
-------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (2,944,568)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
             FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized loss from:
  Investments                                                        (2,039,970)
  Foreign currency transactions                                        (143,217)
Change in net unrealized appreciation/depreciation from:
  Investments                                                        72,287,655
  Other assets and liabilities denominated in foreign currencies        (45,799)
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
             FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS      70,058,669
-------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS            $67,114,101
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                          YEARS ENDED DECEMBER 31, 2003 AND 2002
--------------------------------------------------------------------------------

                                                                         MANAGER        MEMBERS          TOTAL
-------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2002                                   $ 10,304,087    $318,071,683     $328,375,770

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                               3,577      (2,786,986)      (2,783,409)
  Net realized loss from investments
         and foreign currency transactions                                (479,267)    (19,162,929)     (19,642,196)
  Change in net unrealized
         appreciation/depreciation from investments and other
         assets and liabilities denominated in foreign currencies       (1,493,608)    (72,860,875)     (74,354,483)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                        (1,969,298)    (94,810,790)     (96,780,088)
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           -       2,936,039        2,936,039
  Members' withdrawals                                                  (3,581,687)    (53,598,294)     (57,179,981)
  Offering costs                                                               (42)         (2,343)          (2,385)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                      (3,581,729)    (50,664,598)     (54,246,327)
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                                  $ 4,753,060    $172,596,295     $177,349,355
--------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                      (17,657)     (2,924,172)      (2,941,829)
  Net realized loss from investments
         and foreign currency transactions                                 (56,758)     (2,124,398)      (2,181,156)
  Change in net unrealized
         appreciation/depreciation from investments and other
         assets and liabilities denominated in foreign currencies        2,008,683      70,165,980       72,174,663
Incentive allocation                                                        62,423               -           62,423
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                         1,996,691      65,117,410       67,114,101
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           -      20,815,472       20,815,472
  Members' withdrawals                                                     (20,555)    (18,135,940)     (18,156,495)
  Offering costs                                                               (92)         (3,227)          (3,319)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                         (20,647)      2,676,305        2,655,658
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                                  $ 6,729,104    $240,390,010     $247,119,114
--------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                     $  67,114,101
Adjustments to reconcile net increase in Members' capital derived from operations to net cash used in operating activities:
  Purchases of investments                                                    (193,412,878)
  Proceeds from disposition of investments                                     190,229,448
  Net realized loss from investments                                             2,039,970
  Change in net unrealized appreciation/depreciation from investments          (72,287,655)
  Changes in assets and liabilities:
    (Increase) decrease in assets:
       Due from brokers                                                         10,204,190
       Investments sold, not settled                                           (10,915,919)
       Dividends                                                                   (30,968)
       Interest                                                                      5,853
       Other assets                                                                   (793)
    Increase (decrease) in payables:
      Investments purchased, not settled                                         1,970,266
      Management fee                                                                34,902
      Professional fees                                                              2,917
      Interest                                                                      38,258
      Administration fee                                                           (71,600)
      Other                                                                         22,980
------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                           (5,056,928)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                            20,815,472
Margin loan                                                                     15,919,212
Members' withdrawals                                                           (39,514,416)
Manager withdrawals                                                                (20,555)
Offering costs                                                                      (3,319)
------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                           (2,803,606)

Net decrease in cash and cash equivalents                                       (7,860,534)
Cash and cash equivalents--beginning of year                                    24,444,962
------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                       $  16,584,428
------------------------------------------------------------------------------------------

Supplemental cash flows disclosure:
       Interest paid                                                         $     583,114
------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

   1.    ORGANIZATION

         UBS Eucalyptus Fund, L.L.C. (the "Fund") (formerly, UBS PW Eucalyptus Fund, L.L.C.) was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. Although the Fund will invest primarily in publicly traded securities, it may invest up to 15% of the value of its total assets (measured at the time of purchase) in restricted securities and other investments which are illiquid. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies. The Fund commenced operations on November 22, 1999.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Eucalyptus Management, L.L.C. (the "Manager") (formerly, PW Eucalyptus Management, L.L.C.), a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") (formerly, PW Fund Advisor, L.L.C.) and OrbiMed Advisers L.L.C. ("OrbiMed"). UBSFA is the Managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.
         Investment professionals employed by OrbiMed manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES

         a.   PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

         If market quotations are not readily available, the securities described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities at December 31, 2003.

         When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction. Restricted PIPEs with a value of $614,846 were fair valued at December 31, 2003, by the Manager.

         Private securities including warrants are valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investment is revalued in a manner that the Manager, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions or events occur that directly affect the value of such securities. Downward adjustments relating to such securities are also made in the event that the eventual realizable value is determined to be less than the carrying value.

         Fair value represents a good faith approximation of the value of an asset and is used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.   PORTFOLIO VALUATION (CONTINUED)

         Fund's issuance or repurchase of its Interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors. The Fund holds no such securities at December 31, 2003.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities or liabilities at December 31, 2003.

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         b.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

   2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         c.   FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         d.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         The Fund has reclassified $2,944,568 and $2,183,187 from accumulated net investment loss and accumulated net realized loss from investments and foreign currency transactions, respectively, to net capital contributions during the year ended December 31, 2003. The reclassification was to reflect, as an adjustment to net contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

         e.   CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         f.   USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

   3.    MANAGEMENT FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

   3. MANAGEMENT FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS (CONTINUED)

         UBSFA out of the Fund's assets and debited against the Member's capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to OrbiMed.

         UBS Financial Services Inc. ("UBS FSI") (formerly, UBS PaineWebber Inc.), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year ended December 31, 2003, UBS FSI and its affiliates earned brokerage commissions of $9,682 from portfolio transactions executed on behalf of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the years ended December 31, 2003 and December 31, 2002 was $62,423 and $0, respectively, and has been recorded as an increase to the Manager's capital account. For Members which were not in the Fund for twelve months as of December 31, 2003 or December 31, 2002, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2003 were $22,634.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

   3. MANAGEMENT FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS (CONTINUED)

         the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

         As described in the private placement memorandum, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by OrbiMed for research and related services that would then be paid for or provided by the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by OrbiMed.

   4.    SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities, for the year ended December 31, 2003, amounted to $193,412,878 and $190,229,448, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $47,142,410 and $38,713,601 respectively, and purchases and sales of options and warrants amounting to $328,039 and $979,488, respectively. Net realized gains resulting from short positions were $110,140 for the year ended December 31, 2003.

         At December 31, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2003, accumulated net unrealized appreciation on investments of $50,980,510, which consists of $82,896,699 gross unrealized appreciation and $31,916,189 gross unrealized depreciation.

   5.    SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2003, the Fund's average interest rate paid on borrowings was 2.29% per annum and the average borrowings outstanding were $27,184,032. The Fund had borrowings outstanding at December 31, 2003 totaling $37,000,000.

   6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

   6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital. Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices.

         Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from brokers (Morgan Stanley & Co. Incorporated and Golman Sachs & Co. ) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. The Fund may enter into forward foreign currency exchange contracts to hedge the currency risk associated with the settlement of foreign denominated security transactions. At December 31, 2003, the Fund had no such forward foreign currency exchange contracts outstanding.

         During the year ended December 31, 2003, the Fund did not trade any futures contracts.

   7.    FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:









                                                                                                                     PERIOD FROM
                                                                                                                   NOVEMBER 22, 1999
                                                                                                                    (COMMENCEMENT
                                                                                                                    OF OPERATIONS)
                                                                                                                       THROUGH
                                                               YEARS ENDED DECEMBER 31,                             DECEMBER 31,
                                             2003               2002              2001              2000               1999
                                             ----               ----              ----              ----               ----
  Ratio of net investment loss to
  average net assets***                     (1.43)%             (1.13)%           (0.95)%           (1.15)%            (6.11)%*
  Ratio of total expenses to average
  net assets***                              1.98%               2.00%             1.70%             1.95%              8.74%*
  Portfolio turnover rate                   65.34%              73.26%            73.08%            75.13%             10.94%
  Total return**                            31.18%             (30.18)%           (3.27)%           84.95%              8.62%
  Average debt ratio***                     13.18%              17.11%             5.57%             5.46%              0.28%
  Net asset value at end of period       $247,119,114        $177,349,355      $328,375,770      $383,241,035        $40,019,467

*    Annualized.
**   Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
***  The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2003


           SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (UNITED STATES UNLESS OTHERWISE NOTED) (106.69%)
                    --------------------------------------------------------------------------
                    COMMON STOCK (105.68%)
                    ----------------------
                    DIAGNOSTIC EQUIPMENT (3.25%)
          220,202   Gen-Probe, Inc. (a), *                                                                   $  8,030,767
                                                                                                             ------------

                    DRUG DELIVERY SYSTEMS (2.48%)
          186,400   Atrix Laboratories, Inc. (a), *                                                             4,481,056
          930,000   DOR BioPharma, Inc. (b), *                                                                    725,400
          189,400   Inex Pharmaceuticals Corp. - (Canada) *,**                                                    916,038
                                                                                                             ------------
                                                                                                                6,122,494
                                                                                                             ------------

                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.63%)
          234,500   Caliper Technologies Corp. (a), *                                                           1,561,770
                                                                                                             ------------

                    MEDICAL - BIOMEDICAL/GENETICS (33.70%)
          173,000   Affymetrix, Inc. (a), *                                                                     4,257,530
          215,000   Amgen, Inc. (a), *                                                                         13,284,850
          590,300   ARIAD Pharmaceuticals (a),*                                                                 4,397,735
          410,600   Axonyx, Inc. (b), *                                                                         1,999,622
          189,700   Biogen Idec, Inc. (a), *                                                                    6,977,166
          440,000   Cambridge Antibody Technology Group PLC - (United Kingdom) *, **                            3,745,367
          175,000   ConjuChem, Inc. - (Canada) *, **                                                              712,323
          107,400   Encysive Pharmaceuticals, Inc. (a), *                                                         961,230
          152,000   Genentech, Inc. (a), *                                                                     14,222,640
          300,000   Genzyme Corp. (a), *                                                                       14,787,000
          225,000   Human Genome Sciences, Inc. (a), *                                                          2,981,250
           90,000   ICOS Corp. (a), *                                                                           3,715,200
          310,000   MedImmune, Inc. (a), *                                                                      7,867,800
           13,000   Nektar Therapeutics (a), *                                                                    176,930
          436,900   Savient Pharmaceuticals, Inc. (a), *                                                        2,014,109
          645,000   Xenova Group, PLC - (United Kingdom) (b), *, **                                             1,173,900
                                                                                                             ------------
                                                                                                               83,274,652
                                                                                                             ------------

                    MEDICAL - DRUGS (50.69%)
           60,000   Actelion Ltd. - (Switzerland) *, **                                                         6,476,652
          200,000   Altana AG - (Germany) **                                                                   12,020,686
          385,000   Array BioPharma, Inc. (a), *                                                                2,190,650
          445,000   Chugai Pharmaceutical Co., Ltd. - (Japan) **                                                6,398,666
           85,000   Eli Lilly and Co. (a)                                                                       5,978,050
          330,000   Fujisawa Pharmaceutical Co., Ltd. - (Japan) **                                              7,036,018
          104,000   IVAX Corp. *                                                                                2,483,520
          335,500   Ligand Pharmaceuticals, Inc. -  Class B (a), *                                              4,928,495
          220,000   Novartis AG - (Switzerland) **                                                              9,988,276
          650,000   Orphan Medical, Inc. (b), *                                                                 6,662,500
           40,000   Orphan Medical, Inc. (b), *                                                                   410,000
          366,600   Pfizer, Inc. (a)                                                                           12,951,978
          255,000   Pharmacopeia, Inc. (a), *                                                                   3,628,650
          122,000   Sanofi-Synthelabo SA - (France) **                                                          9,186,932
           14,000   Serono SA - Class B - (Switzerland) **                                                      9,984,233
          205,000   Takeda Chemical Industries, Ltd. - (Japan) **                                               8,129,607
          435,000   Tanabe Seiyaku Co., Ltd. - (Japan) **                                                       3,531,305

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2003


           SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - DRUGS (CONTINUED)
          182,000   VaxGen, Inc. (b), *                                                                      $  1,441,440
          279,000   Wyeth (a)                                                                                  11,843,550
                                                                                                             ------------
                                                                                                              125,271,208
                                                                                                             ------------

                    MEDICAL - GENERIC DRUGS (2.39%)
           46,000   Barr Pharmaceuticals, Inc. (a), *                                                           3,539,700
          165,000   Impax Laboratories, Inc. (b), *                                                             2,374,350
                                                                                                             ------------
                                                                                                                5,914,050
                                                                                                             ------------

                    MEDICAL PRODUCTS (2.60%)
          611,110   Berna Biotech AG - (Switzerland) **                                                         6,423,634
                                                                                                             ------------

                    THERAPEUTICS (9.94%)
        4,200,000   Adherex Technologies, Inc. - (Canada) (b), *, **                                            1,625,073
           92,000   BioMarin Pharmaceuticals, Inc. (a), *                                                         714,748
           16,000   Nabi Biopharmaceuticals (a), *                                                                203,360
          140,000   NPS Pharmaceuticals, Inc. (a),*                                                             4,295,200
          225,000   Onyx Pharmaceuticals, Inc. (b),*                                                            6,351,750
          195,000   Onyx Pharmaceuticals, Inc. *                                                                5,504,850
          207,900   Progenics Pharmaceuticals, Inc. (a), *                                                      3,920,994
           70,000   QLT, Inc. (a), *                                                                            1,319,500
          445,000   YM Biosciences, Inc. - (Canada) (CAD, Cost 1.44, 12/11/03 & Market Value
                    1.75, 12/31/03 per share) (c), *, **,***                                                      614,846
                                                                                                             ------------
                                                                                                               24,550,321
                                                                                                             ------------
                    TOTAL COMMON STOCK (Cost $200,835,464)                                                    261,148,896
                                                                                                             ------------

                    WARRANTS (1.01%)
                    ----------------

                    DRUG DELIVERY SYSTEMS (0.0%)
          930,000   DOR BioPharma, Inc., $0.88, 7/17/08 (b), *                                                         --
                                                                                                             ------------

                    MEDICAL - BIOMEDICAL/GENETICS (0.17%)
          307,950   Axonyx, Inc., $3.50, 9/11/08, *                                                               421,892
           23,143   Lynx Therapeutics, Inc., $1.94, 4/16/07 (b), *                                                     --
              600   Orchid Biosciences, Inc., $4.34, 12/12/11 (b), *                                                   --
              229   Orchid Biosciences, Inc., $1.61, 9/20/11 (b), *                                                    55
              229   Orchid Biosciences, Inc., $4.70, 7/24/11 (b), *                                                    --
          193,500   Xenova Group, PLC - (United Kingdom),(pound)1.13, 12/08/08 (b), *, **                              --
                                                                                                             ------------
                                                                                                                  421,947
                                                                                                             ------------

                    THERAPEUTICS (0.84%)
        2,100,000   Adherex Technologies, Inc. - (Canada), CAD 0.43, 12/19/08 (b), *, **                          113,755
          105,000   Onyx Pharmaceuticals, Inc., $9.59, 5/06/09 (b), *                                           1,957,200
          222,500   YM Biosciences, Inc. - (Canada), CAD 2.50, 12/15/08, Cost 0.62, 12/11/03 &
                    Market Value 0.00, 12/31/03 per share (c), *, **,***                                               --
                                                                                                             ------------
                                                                                                                2,070,955
                                                                                                             ------------
                    TOTAL WARRANTS (Cost $918,029)                                                              2,492,902
                                                                                                             ------------
                    INVESTMENTS IN SECURITIES (Cost $201,753,493)                                             263,641,798
                                                                                                             ------------

    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2003


           SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((22.06)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((22.06)%)
                    -----------------------------------------------
                    DRUG DELIVERY SYSTEMS ((0.93)%)
         (225,000)  Depomed, Inc. *                                                                          $ (1,595,250)
          (72,200)  Nastech Pharmaceutical Co., Inc. *                                                           (693,842)
                                                                                                             ------------
                                                                                                               (2,289,092)
                                                                                                             ------------

                    MEDICAL - BIOMEDICAL/GENETICS ((8.22)%)
         (140,000)  Aphton Corp. *                                                                               (840,000)
         (164,850)  Enzo Biochem, Inc. *                                                                       (2,952,464)
          (30,600)  Genitope Corp. *                                                                             (280,908)
         (133,000)  Geron Corp. *                                                                              (1,326,010)
         (122,600)  Neose Technologies, Inc. *                                                                 (1,127,920)
         (276,000)  Neurochem, Inc. - (Canada) *, **                                                           (6,535,577)
         (137,972)  Sirna Therapeutics, Inc. *                                                                   (717,454)
         (293,900)  Vasogen, Inc. - (Canada) *, **                                                             (2,217,470)
         (611,000)  Zeltia, S.A. - (Spain) *, **                                                               (4,315,843)
                                                                                                             ------------
                                                                                                              (20,313,646)
                                                                                                             ------------

                    MEDICAL - DRUGS ((4.39)%)
          (77,000)  Advancis Pharmaceutical Corp. *                                                              (577,500)
          (74,100)  American Pharmaceutical Partners, Inc. *                                                   (2,489,760)
          (49,000)  AstraZeneca PLC - (United Kingdom) *, **                                                   (2,350,834)
         (131,400)  Oxigene, Inc. *                                                                            (1,064,340)
         (282,000)  ZymoGenetics, Inc. *                                                                       (4,371,000)
                                                                                                             ------------
                                                                                                              (10,853,434)
                                                                                                             ------------

                    MEDICAL - IMAGING SYSTEMS ((0.30)%)
         (235,000)  ChromaVision Medical Systems, Inc. *                                                         (749,650)
                                                                                                             ------------

                    MEDICAL PRODUCTS ((1.70)%)
          (33,000)  Cyberonics, Inc. *                                                                         (1,056,000)
         (334,700)  Luminex Corp. *                                                                            (3,139,486)
                                                                                                             ------------
                                                                                                               (4,195,486)
                                                                                                             ------------

                    THERAPEUTICS ((6.52)%)
          (94,000)  Amylin Pharmaceuticals, Inc. *                                                             (2,088,680)
         (245,000)  Antigenics, Inc. *                                                                         (2,778,300)
         (426,000)  Biopure Corporation *                                                                      (1,043,700)
          (67,000)  Cypress Bioscience, Inc. *                                                                 (1,015,050)
         (266,000)  Genta, Inc. *                                                                              (2,774,380)
          (30,000)  Introgen Therapeutics, Inc.*                                                                 (254,400)
         (365,000)  Isis Pharmaceuticals, Inc. *                                                               (2,372,500)
         (168,820)  NeoPharm, Inc. *                                                                           (3,075,900)
          (47,000)  Tanox, Inc. *                                                                                (697,950)
                                                                                                             ------------
                                                                                                              (16,100,860)
                                                                                                             ------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds $(43,594,373))                       (54,502,168)
                                                                                                             ------------
                    SECURITIES SOLD, NOT YET PURCHASED (Proceeds $(43,594,373))                               (54,502,168)
                                                                                                             ------------


    The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2003


           SHARES                                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 84.63%                    $209,139,630
                                                                                                             ------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 15.37%                                                 37,979,484
                                                                                                             ------------
         TOTAL NET ASSETS -- 100.00%                                                                         $247,119,114
                                                                                                             ============

*    Non-income producing security
**   Foreign
***  Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A security owned amounted to $614,846, which represented 0.25% of net assets at December 31, 2003.
(a)  Partially or wholly held ($152,136,275 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased, options and margin loan. The market values on securities pledged for securities sold, not yet purchased and margin loan are $82,431,275 and $74,000,000, respectively.
(b)  Private investment in public equity (freely tradeable) at market value.
(c)  Private investment in public equity valued at fair value.

     The preceding notes are an integral part of these financial statements.

                                                        UBS EUCALYPTUS FUND, LLC
                                              SCHEDULE OF INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                                    PERCENTAGE
COMMON STOCK                                   MARKET VALUE        OF NET ASSETS

United States of America                      $ 174,101,378               70.45%
Switzerland                                      32,872,795               13.30%
Japan                                            25,095,596               10.16%
Germany                                          12,020,686                4.86%
France                                            9,186,932                3.72%
United Kingdom                                    4,919,267                1.99%
Canada                                            2,952,242                1.20%
--------------------------------------------------------------------------------

TOTAL COMMON STOCK                              261,148,896              105.68%
--------------------------------------------------------------------------------

WARRANTS
United States of America                          2,379,147                0.96%
Canada                                              113,755                0.05%
--------------------------------------------------------------------------------

TOTAL WARRANTS                                    2,492,902                1.01%
--------------------------------------------------------------------------------

COMMON STOCK SOLD, NOT YET PURCHASED
United States of America                        (39,082,444)             -15.82%
Canada                                           (8,753,047)              -3.54%
Spain                                            (4,315,843)              -1.75%
United Kingdom                                   (2,350,834)              -0.95%
--------------------------------------------------------------------------------

TOTAL COMMON STOCK SOLD, NOT YET PURCHASED      (54,502,168)             -22.06%
--------------------------------------------------------------------------------

OTHER ASSETS IN EXCESS OF LIABILITIES            37,979,484               15.37%
--------------------------------------------------------------------------------

TOTAL NET ASSETS                              $ 247,119,114              100.00%
--------------------------------------------------------------------------------

     The preceding notes are an integral part of these financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Service Inc.'s, Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                        PORTFOLIOS         OTHER TRUSTEESHIPS/
                                                                                         IN FUND             DIRECTORSHIPS
                                TERM OF OFFICE                                           COMPLEX            HELD BY DIRECTOR
NAME, AGE, ADDRESS AND          AND LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY          ----------------
POSITION(S) WITH FUND            TIME SERVED 1           DURING PAST 5 YEARS            DIRECTOR 2         OUTSIDE FUND COMPANY
---------------------           --------------        -----------------------           ----------         --------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (61)                Term --       Dean and Professor of Mgmt of             36           Director of:
UBS Financial Services Inc.       Indefinite      Graduate School of Business,                           Primedia, Inc.,
1285 Avenue of the Americas      Length-since     Columbia University                                    Federated Department
New York, NY 10019                Inception                                                              Stores, Inc.,
Director                                                                                                 Revlon, Inc., Select
                                                                                                         Medical, Inc. and
                                                                                                         SAPPI Ltd.
------------------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (74)               Term --       Law partner for Dunnington,               14           None
UBS Financial Services Inc.       Indefinite      Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------------------
M. Cabell Woodward, Jr., (74)       Term --       Retired                                   14           None
UBS Financial Services Inc.       Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                 June 2001
Director
------------------------------------------------------------------------------------------------------------------------------------
                                             OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (36)           Term-Indefinite    First Vice President / CFO of             N/A          N/A
UBS Financial Services Inc.     Length- since     UBS Financial Services Inc.'s,
1285 Avenue of the Americas       July 2002       Alternative Investment Group,
New York, NY 10019                                since July 2002.
Principal Accounting Officer                      Prior to July 2002, Partner
                                                  Arthur Andersen LLP
------------------------------------------------------------------------------------------------------------------------------------
Mark D. Goldstein, (39)        Term-Indefinite    Senior Associate General                  N/A          N/A
UBS Financial Services Inc.     Length- since     Counsel and First Vice
1285 Avenue of the Americas       Inception       President of UBS Financial
New York, NY 10019                                Services Inc., since May 1998.
Secretary
------------------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 36 funds/portfolios in the complex, 22 are advised by an affiliate of UBS Financial Services, Inc., and 14 comprise UBS
Financial Services Inc.'s, Alternative Investment Group of Funds.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the Alternative Investment Group at 800-580-2329.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that M. Cabell Woodward, Jr. is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $45,000 for 2002 and $49,000 for 2003. Such audit fees include fees associated with the annual audits and filing of the registrant's Form N-2 and Form N-SAR.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2002 and $4,500 for 2003. Audit-related fees principally include fees associated with reading and providing comments on semi-annual reports.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $48,000 for 2002 and $51,000 for 2003. Tax fees include fees for tax compliance services. The 2003 fees also include assisting management in the preparation of tax estimates.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and $3,000 for 2003. Fees for all other services include fees for administrative services associated with preparing the 2003 K-1's for mailing.

     (e)(1)   Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              The registrant does not have pre-approval policies and procedures.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  100%

                           (c)  100%

                           (d)  100%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was approximately $1.8 million for 2002 and approximately $1.3 million for 2003.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


[GRAPHIC OMITTED]
                              ORBIMED ADVISORS LLC
                767 Third Avenue, 30th Floor, New York, NY 10017

August 4, 2003


OrbiMed Advisors LLC, and its affiliated advisory entities (collectively referred to as "OrbiMed"), has adopted proxy voting policies and procedures (the "Policies") which are described below. OrbiMed manages its clients' assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. When charged with the responsibility to vote proxies on behalf of its clients, OrbiMed seeks to exercise its clients' rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies' economic value.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. OrbiMed will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, OrbiMed will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. OrbiMed may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

In addition, OrbiMed will monitor situations that may result in a conflict of interest between any of its clients and OrbiMed or any of its affiliates by maintaining a list of significant existing and prospective corporate clients. OrbiMed's personnel responsible for reviewing and voting proxies on behalf of its clients will report any proxy received or expected to be received from a company included on that list to members of senior management of OrbiMed identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or OrbiMed will seek instruction on how to vote from the client (or its agent).

Clients may obtain a complete copy of the Policies and/or information on how OrbiMed voted on proxies related to securities held in their accounts by contacting Eric Bittelman at (212) 739-6400.

                        UBS EUCALYPTUS MANAGEMENT, L.L.C.

                      PROXY VOTING POLICIES AND PROCEDURES

Investment recommendations and decisions made for clients of UBS Eucalyptus Management, L.L.C. (the "Adviser") are made by officers, members or employees of OrbiMed Advisors, L.L.C. ("OrbiMed"), a member of the Advisers. These individuals are not associated with UBS Fund Advisor, L.L.C., the managing member of the Adviser. OrbiMed has adopted its own Proxy Voting Policies and Procedures (the "Policies") that govern its proxy voting activities. OrbiMed will be responsible for voting proxies of issuers of securities held by the clients of the Adviser in accordance with the Policies. A copy of the Policies is attached hereto.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Eucalyptus Fund L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                       February 24, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       February 24, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                       February 24, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       February 24, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       February 24, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.